Accounts and notes receivables, net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts and notes receivables, net
Schedule of accounts and notes receivables

	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Notes receivable	242	1,109
Accounts receivable	60,668	45,619
Less: allowance for doubtful accounts	(32,019)	(30,416)
Accounts receivable, net	28,891	16,312